TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 30, 2014

to the Prospectus dated April 30, 2014

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/13)

The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

Average Annual Total Returns		Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Multi-Asset Fund		Return before Taxes	12.88%	13.01%	8.73%	8.48%	Mar. 31, 1995
TIFF Multi-Asset Fund After Taxes on Distributions		Return after Taxes on Distributions	9.49%	11.26%	7.02%	6.70%	Mar. 31, 1995
TIFF Multi-Asset Fund After Taxes on Distributions and Sales		Return after Taxes on Distributions and Sale of Fund Shares	8.68%	9.96%	6.62%	6.33%	Mar. 31, 1995
TIFF Multi-Asset Fund MSCI All Country World Index (does not reflect fees, expenses, or taxes)		MSCI All Country World Index (does not reflect fees, expenses, or taxes)	22.80%	14.92%	7.17%	7.10%	Mar. 31, 1995
TIFF Multi-Asset Fund Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses, or taxes)		Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)	6.57%	7.18%	7.48%	7.43%	Mar. 31, 1995
TIFF Multi-Asset Fund Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]	Multi-Asset Fund Constructed Index (does not reflect taxes)	9.48%	11.30%	6.87%	7.71%	Mar. 31, 1995
TIFF Multi-Asset Fund 65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)		65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	13.66%	11.65%	6.64%	7.09%	Mar. 31, 1995
[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Constructed Index would increase in the absence of a 0.20% reduction.